Income taxes (Details 1)	3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
U.S. statutory federal rate					34.00%	34.00%	0.00%
State and local, net of federal tax		(40.00%)		(39.00%)	2.50%	6.30%	4.00%
Gain on reduction of contingent obligation					0.00%	(72.50%)	0.00%
Deferred tax adjustment					(18.60%)	6.70%	0.00%
Other permanent differences					0.00%	3.60%	0.50%
Income tax provision (benefit)	40.00%	0.00%	40.00%	1.00%	17.90%	(21.90%)	4.50%